Unaudited Condensed Interim Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of cash flows [abstract]
Profit (loss) before tax	$ (8,186,849)	$ 1,749,479
Adjustments to reconcile profit (loss)
Expected credit losses	6,107	364,640
Depreciation expenses	325,824	275,746
Amortization expenses	317,806	442,242
Gain on disposal of property and equipment		(73)
Share-based payment expenses	271,050	722,176
Share-based compensation expenses	472,642
Interest expense	293,673	416,605
Interest income	(1,177,271)	(392,455)
Unrealized exchange loss	11,224,264	3,993,733
Loss on financial liabilities at fair value through profit or loss	1,531,210	3,278,410
Gain on financial assets at fair value through profit or loss		(548,944)
Changes in operating assets
Unbilled receivables (Contract assets)	(39,419,954)	(20,027,585)
Accounts receivable, net	6,933,000	3,051,025
Inventories	5,362	1,316
Prepayments	12,749,966	(685,966)
Other receivables		(433,302)
Other current and non-current assets	(18,406)	528,649
Changes in operating liabilities
Contract liabilities	(37,362)	(59,403)
Notes payable		34
Accounts payable	4,232,202	(2,160,932)
Other payables	(1,472,181)	(1,500,939)
Provisions	24,003	(79,505)
Other current and non-current liabilities	(54,820)	48,669
Guarantee deposits received	512
Cash flows used in operations	(11,979,222)	(11,016,380)
Interest received	1,205,745	448,299
Interest paid	(324,623)	(672,592)
Tax paid	(1,420,411)	(18,106)
Net cash used in operating activities	(12,518,511)	(11,258,779)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property and equipment	(328,833)	(363,096)
Proceeds from disposal of property and equipment		143
Acquisition of intangible assets	(54,987)	(57,982)
Financial assets at fair value through profit or loss	(4,000,000)
Investment in restricted deposits	(179,930)
Guarantee deposits paid	(289,069)	(41,291)
Net cash flows used in investing activities	(4,852,819)	(462,226)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term borrowings	14,327,643	7,050,890
Repayments of short-term borrowings	(18,680,180)	(6,622,572)
Repayments of long-term borrowings	(1,105,138)	(750,819)
Principal repayment of lease liabilities	(106,870)	(68,252)
Repayments of loan from shareholders		(3,000,000)
Buyback of treasury stocks	(1,798,849)
Exercise of share options	17,796
Proceeds from preferred shares and private warrants	12,679,732	9,650,000
Exercise of restricted share units		(39,056)
Proceeds from issuance ordinary share		11,290,004
Net cash flows from financing activities	5,334,134	17,510,195
Effect of foreign exchange rate changes	448,200	122,449
Net (decrease) increase in cash and cash equivalents	(11,588,996)	5,911,639
Cash and cash equivalents at beginning of period	21,699,202	5,306,857
Cash and cash equivalents at end of period	$ 10,110,206	$ 11,218,496